Borrowings and financial liabilities - BPI France conditional advance BIO 201 project (Details) € in Thousands			1 Months Ended	12 Months Ended
	Apr. 30, 2020 EUR (€)	Aug. 23, 2019 EUR (€)	Apr. 30, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Nov. 19, 2021 EUR (€)	Jun. 30, 2021 EUR (€)
Borrowings and financial liabilities
Amount of agreement	€ 24,000					€ 10,000	€ 32,000
Nominal value of each tranche				€ 10,000	€ 15,000		€ 4,000
Warrant term	5 years			65 years
Non-current government grants					380
Proceeds from government grants, classified as financing activities					€ 202
Percentage of budget expenses incurred					53
BPI - BIO201
Borrowings and financial liabilities
Amount of agreement		€ 600
Nominal value of each tranche			€ 400
Proceeds from non-current borrowings		200
Non-current government grants			380
Proceeds from government grants, classified as financing activities			€ 260
Income from government grants				€ 178
Percentage of budget expenses incurred				53
BPI - BIO201 | Scenario, successful completion of project
Borrowings and financial liabilities
Estimated financial effect of contingent liabilities		€ 240
Warrant term				5 years